Financial Income and Costs	12 Months Ended
Dec. 31, 2018
Financial Income and Costs
Financial Income and Costs

19. Financial Income and Costs

        An analysis of financial income and costs is as follows:

	For the year ended December 31,
	2016	2017	2018
Financial Income
Interest income	720	2,650	4,784

Total financial income	720	2,650	4,784

Financial Costs
Amortization and write-off of deferred loan/bond issuance costs and premium	35,141	12,398	12,593
Interest expense on loans and realized loss on cash flow hedges	76,495	85,813	111,600
Interest expense on bonds and realized loss on CCSs	11,723	27,085	30,029
Finance lease charge	9,367	10,875	10,520
Loss arising on NOK Bonds repurchase at a premium (Note 13)	2,120	1,459	—
Other financial costs	2,470	1,551	1,885

Total financial costs	137,316	139,181	166,627

        During the year ended December 31, 2016, an amount of $23,097 representing the write-off of the unamortized deferred loan and bond issuance costs in connection with the loan and NOK Bond refinancings described in Note 13 was included in Amortization and write-off of deferred loan/bond issuance costs and premium.